Provisions for Contingent Loans Credit Risk - Schedule of Changes in Outstanding Exposures and Corresponding Allowance (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	$ 15,080,768	$ 13,547,435
Net change on exposures	789,383	1,002,786
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(435,448)	530,547
Total	15,434,703	15,080,768
ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	87,485	89,640
Net change on exposures	(6,122)	(5,024)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	1,434	825
Refinements to models used for calculation	4,398
Foreign exchange adjustments	(1,488)	2,044
Total	85,707	87,485
Stage 1 - Individual [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	5,328,378	4,775,026
Net change on exposures	271,262	446,635
Transfer to Stage 1	45,277	51,618
Transfer to Stage 2	(41,967)	(64,150)
Transfer to Stage 3	(94)	(230)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(100,690)	119,479
Total	5,502,166	5,328,378
Stage 1 - Individual [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	10,684	12,464
Net change on exposures	222	(2,010)
Transfer to Stage 1	337	278
Transfer to Stage 2	(122)	(178)
Transfer to Stage 3		(1)
Impact on year-end ECL of exposures transferred between stages during the year	(206)	(137)
Refinements to models used for calculation	4,290
Foreign exchange adjustments	(235)	268
Total	14,970	10,684
Stage 1 - Group [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	9,397,036	8,422,110
Net change on exposures	620,577	640,430
Transfer to Stage 1	737,007	724,421
Transfer to Stage 2	(862,155)	(781,359)
Transfer to Stage 3	(619)	(4,778)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(322,643)	396,212
Total	9,569,203	9,397,036
Stage 1 - Group [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	61,028	59,093
Net change on exposures	(1,658)	1,862
Transfer to Stage 1	8,805	9,166
Transfer to Stage 2	(6,016)	(6,138)
Transfer to Stage 3	(5)	(55)
Impact on year-end ECL of exposures transferred between stages during the year	(3,994)	(4,400)
Refinements to models used for calculation
Foreign exchange adjustments	(1,080)	1,500
Total	57,080	61,028
Stage 2 - Individual [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	60,163	68,290
Net change on exposures	(3,460)	(10,584)
Transfer to Stage 1	(45,220)	(51,590)
Transfer to Stage 2	42,749	64,276
Transfer to Stage 3	(3,393)	(11,105)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(465)	876
Total	50,374	60,163
Stage 2 - Individual [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	4,923	6,242
Net change on exposures	(1,755)	(1,642)
Transfer to Stage 1	(301)	(269)
Transfer to Stage 2	160	242
Transfer to Stage 3	(100)	(172)
Impact on year-end ECL of exposures transferred between stages during the year	899	497
Refinements to models used for calculation	108
Foreign exchange adjustments	(3)	25
Total	3,931	4,923
Stage 2 - Group [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	262,865	254,564
Net change on exposures	(79,908)	(61,617)
Transfer to Stage 1	(734,234)	(718,951)
Transfer to Stage 2	862,400	781,686
Transfer to Stage 3	(7,306)	(6,390)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(11,341)	13,573
Total	292,476	262,865
Stage 2 - Group [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	2,460	2,364
Net change on exposures	(279)	(72)
Transfer to Stage 1	(7,544)	(6,839)
Transfer to Stage 2	6,115	6,272
Transfer to Stage 3	(1,507)	(1,511)
Impact on year-end ECL of exposures transferred between stages during the year	3,624	2,192
Refinements to models used for calculation
Foreign exchange adjustments	(42)	54
Total	2,827	2,460
Stage 3 - Individual [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	24,503	18,861
Net change on exposures	(13,302)	(5,580)
Transfer to Stage 1	(57)	(28)
Transfer to Stage 2	(782)	(126)
Transfer to Stage 3	3,487	11,335
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(36)	41
Total	13,813	24,503
Stage 3 - Individual [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	4,748	5,417
Net change on exposures	(1,788)	(2,106)
Transfer to Stage 1	(36)	(9)
Transfer to Stage 2	(38)	(64)
Transfer to Stage 3	100	173
Impact on year-end ECL of exposures transferred between stages during the year	929	1,314
Refinements to models used for calculation
Foreign exchange adjustments	(18)	23
Total	3,897	4,748
Stage 3 - Group [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	7,823	8,584
Net change on exposures	(5,786)	(6,498)
Transfer to Stage 1	(2,773)	(5,470)
Transfer to Stage 2	(245)	(327)
Transfer to Stage 3	7,925	11,168
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(273)	366
Total	6,671	7,823
Stage 3 - Group [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	3,642	4,060
Net change on exposures	(864)	(1,056)
Transfer to Stage 1	(1,261)	(2,327)
Transfer to Stage 2	(99)	(134)
Transfer to Stage 3	1,512	1,566
Impact on year-end ECL of exposures transferred between stages during the year	182	1,359
Refinements to models used for calculation
Foreign exchange adjustments	(110)	174
Total	$ 3,002	$ 3,642